PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Aerospace & Defense 1.4%
L3Harris Technologies, Inc.	209,965	$40,311,180
Auto Components 1.4%
Aptiv PLC	349,878	41,530,519
Biotechnology 3.4%
Argenx SE (Netherlands), ADR*	128,508	36,858,664
Genmab A/S (Denmark), ADR*	771,959	29,805,337
Seagen, Inc.*(a)	191,861	32,675,847
		99,339,848
Building Products 2.5%
AZEK Co., Inc. (The)*(a)	846,526	30,237,909
Trane Technologies PLC	286,476	41,894,250
		72,132,159
Capital Markets 1.9%
Apollo Global Management, Inc.	629,191	27,445,311
Ares Management Corp. (Class A Stock)(a)	628,297	28,304,780
		55,750,091
Chemicals 1.2%
FMC Corp.	300,302	34,838,035
Commercial Services & Supplies 1.0%
GFL Environmental, Inc. (Canada)	1,056,500	28,662,845
Construction & Engineering 1.5%
Quanta Services, Inc.	623,100	42,582,654
Containers & Packaging 1.2%
Crown Holdings, Inc.*	363,307	34,241,685
Electrical Equipment 1.0%
AMETEK, Inc.	235,069	27,862,729

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 3.6%
Amphenol Corp. (Class A Stock)	437,637	$57,247,296
Cognex Corp.	607,801	45,670,167
		102,917,463
Entertainment 3.3%
Spotify Technology SA*	171,879	50,080,384
Take-Two Interactive Software, Inc.*	251,426	45,384,908
		95,465,292
Equity Real Estate Investment Trusts (REITs) 1.0%
SBA Communications Corp.	98,348	28,243,579
Food Products 0.9%
Freshpet, Inc.*	192,901	26,404,289
Health Care Equipment & Supplies 5.8%
Align Technology, Inc.*	138,459	66,638,932
Cooper Cos., Inc. (The)	92,351	30,957,902
Insulet Corp.*(a)	147,780	38,084,384
Teleflex, Inc.	84,780	32,449,545
		168,130,763
Health Care Providers & Services 2.9%
Guardant Health, Inc.*(a)	288,198	34,906,542
Molina Healthcare, Inc.*	239,879	48,966,500
		83,873,042
Health Care Technology 1.0%
Teladoc Health, Inc.*(a)	148,526	29,522,513
Household Products 0.7%
Church & Dwight Co., Inc.	231,123	20,285,666
Interactive Media & Services 2.4%
Pinterest, Inc. (Class A Stock)*	1,005,610	70,412,812
Internet & Direct Marketing Retail 3.6%
Chewy, Inc. (Class A Stock)*(a)	704,681	54,669,152
Etsy, Inc.*	303,584	48,785,949
		103,455,101

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 5.7%
Global Payments, Inc.	87,309	$17,041,844
Globant SA (Argentina)*	183,462	34,615,610
Jack Henry & Associates, Inc.	54,507	8,767,996
Okta, Inc.*	192,896	47,267,236
Twilio, Inc. (Class A Stock)*	178,091	57,005,148
		164,697,834
Leisure Products 1.8%
Peloton Interactive, Inc. (Class A Stock)*	269,360	31,340,036
YETI Holdings, Inc.*	345,971	21,854,988
		53,195,024
Life Sciences Tools & Services 6.7%
10X Genomics, Inc. (Class A Stock)*	246,878	37,799,490
Agilent Technologies, Inc.	450,054	52,611,313
IQVIA Holdings, Inc.*	279,657	47,259,236
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	256,292	7,214,620
PPD, Inc.*	1,375,226	48,132,910
		193,017,569
Machinery 2.5%
IDEX Corp.	182,648	35,278,461
Nordson Corp.	182,678	37,231,603
		72,510,064
Multiline Retail 1.9%
Dollar General Corp.	255,516	55,850,687
Pharmaceuticals 2.7%
Catalent, Inc.*	499,244	47,997,318
Horizon Therapeutics PLC*	403,225	28,399,137
		76,396,455
Professional Services 3.1%
CoStar Group, Inc.*	66,568	60,614,824
IHS Markit Ltd.	286,137	28,459,186
		89,074,010

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	336,569	$45,531,054
Semiconductors & Semiconductor Equipment 8.6%
Enphase Energy, Inc.*	152,438	20,818,458
Lam Research Corp.	56,466	25,559,900
Marvell Technology Group Ltd.	1,441,941	66,747,449
Microchip Technology, Inc.(a)	389,121	52,293,971
Monolithic Power Systems, Inc.	116,961	37,422,841
Xilinx, Inc.	316,566	46,076,181
		248,918,800
Software 17.9%
Atlassian Corp. PLC (Class A Stock)*	179,801	40,464,215
Avalara, Inc.*	311,566	53,511,460
Coupa Software, Inc.*(a)	151,736	49,907,488
Crowdstrike Holdings, Inc. (Class A Stock)*	255,519	39,165,952
Datadog, Inc. (Class A Stock)*	181,253	17,929,547
Five9, Inc.*(a)	189,657	29,434,766
HubSpot, Inc.*	115,899	45,702,453
Palo Alto Networks, Inc.*	160,661	47,221,481
Paycom Software, Inc.*	90,079	37,570,149
RingCentral, Inc. (Class A Stock)*(a)	190,936	56,717,539
Splunk, Inc.*(a)	309,670	63,228,421
Trade Desk, Inc. (The) (Class A Stock)*(a)	39,395	35,497,653
		516,351,124
Specialty Retail 4.4%
Burlington Stores, Inc.*(a)	146,900	32,103,526
Five Below, Inc.*(a)	288,167	45,069,319
O’Reilly Automotive, Inc.*	109,404	48,404,706
		125,577,551

Total Long-Term Investments (cost $1,706,992,859)		2,847,082,437

Short-Term Investments 10.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	21,040,575	21,040,575

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $281,338,010; includes $281,283,312 of cash collateral for securities on loan)(b)(w)	281,734,293	$281,621,599

Total Short-Term Investments (cost $302,378,585)		302,662,174

TOTAL INVESTMENTS 109.1% (cost $2,009,371,444)		3,149,744,611
Liabilities in excess of other assets (9.1)%		(263,692,689)

Net Assets 100.0%		$2,886,051,922

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $280,546,529; cash collateral of $281,283,312 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).